RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

10.RELATED PARTY TRANSACTIONS AND BALANCES

The table below sets forth the major related parties and their relationships with the Group:

Name	Relationship
Mr. Lin Mingjun (“Mr. Lin”)	A controlling shareholder and chief executive officer of the Group
Mrs. Yang Yi (“Mrs. Yang”)	Chief financial officer of the Group
Moatable, Inc.	A non-controlling shareholder of the Group
Henan Yujie Times Auto Co., Ltd. (“Henan Yujie”)	An investee over which Morning Star holds 40% equity interest. Henan Yujie ceased to be a related party of the Group when Morning Star was disposed in December 2024 (Note 3)
Huandian Teconology Development Co., Ltd. (“Huandian”)	A subsidiary of Henan Yujie. Huandian ceased to be a related party of the Group when Morning Star was disposed in December 2024 (Note 3)
Mengzhou Enbowei Auto Technology Co., Ltd. (“Enbowei”)	An investee over which the controlling shareholder of Morning Star holds 10% equity interest. Enbowei ceased to be a related party of the Group when Morning Star was disposed in December 2024 (Note 3)

Amounts due from related parties

As of December 31, 2024 and 2023, significant amounts due from related parties consisted of the following:

	As of December 31,
	2024	2023
Huandian Technology	$—	$1,007
Enbowei	—	369
Others	—	79
	$—	$1,455
(1)	The balances due from related parties arose from acquisition of Morning Star (Note 4). As of December 31, 2023, the balances due from related parties represented loans made to these related parties. The balances were interest free and repayable on demand. During the year ended December 31, 2024, the Company transferred equiy in Morning Star to a third party and derecognized balance due from related parties. No balance due from related parties was outstanding as of December 31, 2024.

Amounts due to related parties

As of December 31, 2024 and 2023, significant amounts due to related parties consisted of the following:

	As of December 31,
	2024	2023
Moatable, Inc. (1)	$—	$1,278
Henan Yujie (2)	—	808
Mr. Lin	171	71
Mrs. Yang	151	—
Others	33	30
	$355	$2,187
(1)	The balance mainly represented the advance fund provided by Moatable and its subsidiaries to finance the Group’s daily operations. The amount due to Moatable and its subsidiaries were stripped off in conjunction with the disposal of the subsidiaries (Note 3).
(2)	The balance was assumed by the Company in its acquisition of Morning Star (Note 4). The outstanding balance mainly represented the advance fund provided by Henan Yujie to finance Morning Star’s daily operations. During the year ended December 31, 2024, the Company transferred equiy in Morning Star to a third party and derecognized balance due to Henan Yujie. No balance due from related parties was outstanding as of December 31, 2024.